CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (56,753)	$ (108,350)	$ (80,293)
Other comprehensive income (loss):Change in unrealized net gain (loss) on cash flow hedges:
Unrealized gain (loss) arising during the year	(2,667)	(5,651)	1,271
Net gain (loss) reclassified into net loss	4,997	3,471	(669)
Change in unrealized net gain (loss) on cash flow hedges	2,330	(2,180)	602
Change in net unrealized gains on marketable securities	0	11	0
Foreign currency translation adjustments	(69)	(202)	(546)
Other comprehensive income (loss)	2,261	(2,371)	56
Comprehensive loss	(54,492)	(110,721)	(80,237)
Less comprehensive loss attributable to redeemable non-controlling interest:
Net loss attributable to redeemable non-controlling interest	(266)	(743)	(1,169)
Foreign currency translation adjustments attributable to redeemable non-controlling interest	(34)	(99)	(266)
Comprehensive loss attributable to redeemable non-controlling interest	(300)	(842)	(1,435)
Comprehensive loss attributable to WalkMe Ltd.	$ (54,192)	$ (109,879)	$ (78,802)